Statement to Securityholder
Ally Auto Receivables Trust 2019-3

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2019-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	9/17/2019

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2019-3

5. Collateral Summary	Collection Period, Begin:	1/1/2021
	Collection Period, End:	1/31/2021
6. Charge-Off and Delinquency Rates	Determination Date:	2/10/2021
	Distribution Date:	2/16/2021
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures
The Class A-1 Notes, Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

Statement to Securityholder
Ally Auto Receivables Trust 2019-3
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007RAJ8	228,000,000.00	0.00	2.08000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007RAB5	385,000,000.00	63,098,445.03	2.06000000	25,886,993.05	108,319.00	N/A	25,995,312.05	0.00	0.00	37,211,451.98
A-3	02007RAC3	370,000,000.00	370,000,000.00	1.93000000	0.00	595,083.33	N/A	595,083.33	0.00	0.00	370,000,000.00
A-4	02007RAD1	75,220,000.00	75,220,000.00	1.96000000	0.00	122,859.33	N/A	122,859.33	0.00	0.00	75,220,000.00
B	02007RAE9	23,540,000.00	23,540,000.00	2.18000000	0.00	42,764.33	N/A	42,764.33	0.00	0.00	23,540,000.00
C	02007RAF6	19,620,000.00	19,620,000.00	2.38000000	0.00	38,913.00	N/A	38,913.00	0.00	0.00	19,620,000.00
D	02007RAG4	14,570,000.00	14,570,000.00	2.63000000	0.00	31,932.58	N/A	31,932.58	0.00	0.00	14,570,000.00
Certificates	N/A	N/A	N/A	N/A	N/A	N/A	1,627,738.71	1,627,738.71	N/A	N/A	N/A
Deal Totals		1,115,950,000.00	566,048,445.03		25,886,993.05	939,871.57	1,627,738.71	28,454,603.33	0.00	0.00	540,161,451.98

Statement to Securityholder
Ally Auto Receivables Trust 2019-3
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	163.8920650	67.2389430	0.2813481	67.5202910	0.0000000	96.6531220
A-3	1,000.0000000	0.0000000	1.6083333	1.6083333	0.0000000	1,000.0000000
A-4	1,000.0000000	0.0000000	1.6333333	1.6333333	0.0000000	1,000.0000000
B	1,000.0000000	0.0000000	1.8166665	1.8166665	0.0000000	1,000.0000000
C	1,000.0000000	0.0000000	1.9833333	1.9833333	0.0000000	1,000.0000000
D	1,000.0000000	0.0000000	2.1916664	2.1916664	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	507.2345939
Ending Aggregate Note Pool Factor:	484.0373242

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2019-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	1/15/2021	2/15/2021	Actual/360	N/A	N/A	2.08000000	2.08000000	0.00
A-2	63,098,445.03	1/15/2021	2/15/2021	30/360	N/A	N/A	2.06000000	2.06000000	108,319.00
A-3	370,000,000.00	1/15/2021	2/15/2021	30/360	N/A	N/A	1.93000000	1.93000000	595,083.33
A-4	75,220,000.00	1/15/2021	2/15/2021	30/360	N/A	N/A	1.96000000	1.96000000	122,859.33
B	23,540,000.00	1/15/2021	2/15/2021	30/360	N/A	N/A	2.18000000	2.18000000	42,764.33
C	19,620,000.00	1/15/2021	2/15/2021	30/360	N/A	N/A	2.38000000	2.38000000	38,913.00
D	14,570,000.00	1/15/2021	2/15/2021	30/360	N/A	N/A	2.63000000	2.63000000	31,932.58

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	108,319.00	0.00	108,319.00	0.00
A-3	0.00	595,083.33	0.00	595,083.33	0.00
A-4	0.00	122,859.33	0.00	122,859.33	0.00
B	0.00	42,764.33	0.00	42,764.33	0.00
C	0.00	38,913.00	0.00	38,913.00	0.00
D	0.00	31,932.58	0.00	31,932.58	0.00
Deal Totals	0.00	939,871.57	0.00	939,871.57	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2019-3
4. Collections and Distributions

Collections
Receipts During the Period	28,152,389.07
Administrative Purchase Payments	267,819.34
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	519,746.11
Other Fees or Expenses Paid	0.00
Total Collections	28,939,954.52

Beginning Reserve Account Balance	2,802,496.17
Total Available Amount	31,742,450.69

Distributions
Total Available Amount	31,742,450.69
Basic Servicing Fee	483,851.19
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	826,261.66
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	42,764.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	38,913.00
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	31,932.58
Fourth Priority Principal Distributable Amount	11,314,012.98
Reserve Account Deposit	2,802,496.17
Noteholders' Regular Principal Distributable Amount	14,572,980.07
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	1,627,738.71

Supplemental Servicing Fees	47,606.33
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	20,100.00

Statement to Securityholder
Ally Auto Receivables Trust 2019-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Balance at End of Collection Period
Deal Totals	Number of Receivables	67,198	44,681	43,462
	Aggregate Receivables Principal Balance	1,120,998,466.76	580,621,425.10	554,734,432.05
	Aggregate Amount Financed	1,120,998,466.76	580,621,425.10	554,734,432.05

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	7.00000000	7.19973325	7.20866044	66.15	66.92	67.00	56.63	43.55	42.72

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.57%	1.44%	1.45%	1.29%	1.45%	1.28%	1.35%	1.31%	1.18%	1.06%	1.28%	1.45%	1.32%	1.42%	1.40%	1.30%	1.38%	1.40%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2019-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	567,677,928.58	67	476,040.82	7,105.09	1.0063%	43,462	152	0.3497%
Preceding	593,811,669.14	59	367,958.94	6,236.59	0.7436%	44,681	208	0.4655%
Next Preceding	619,939,348.28	45	369,549.16	8,212.20	0.7153%	45,929	196	0.4267%
Third Preceding	646,886,702.47	39	167,751.91	4,301.33	0.3112%	Three Month Average		0.4140%
Four Month Average					0.6941%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,120,998,466.76	4,476,257.27	0.3993%	31 - 60 days	354	5,126,676.95	0.9242%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	111	1,649,722.00	0.2974%
Trust 2019-3 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	36	527,507.40	0.0951%
				> 120 days	5	43,079.36	0.0078%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		197	2,714,510.52
				Additions		7	80,956.71
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		9	94,459.66
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		195	2,701,007.57

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,802,496.17	2,802,496.17	0.00	0.00	0.00	2,802,496.17	2,802,496.17

Statement to Securityholder
Ally Auto Receivables Trust 2019-3
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	5,048,466.76
Current Overcollateralization	14,572,980.07
Overcollateralization Target	14,572,980.07

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
61+ Delinquencies	0.01%	0.14%	0.16%	0.21%	0.22%	0.29%	0.27%	0.24%	0.17%	0.11%	0.14%	0.16%	0.29%	0.35%	0.45%	0.48%	0.55%	0.40%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.20%	2.20%	2.20%	2.20%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	3.60%	3.60%	3.60%	3.60%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
61+ Delinquencies

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	210
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2019-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2019-3 will perform in the future.